Summary of Significant Accounting Policies (Details Narrative)		9 Months Ended		12 Months Ended
	Nov. 05, 2021 USD ($)	Sep. 30, 2025 USD ($) a shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) a shares	Dec. 31, 2023 USD ($) shares
Property, Plant and Equipment [Line Items]
Purchase of minerals	$ 100,000	$ 106,000		$ 106,000
Area of land | a		14,320		14,320
Convertible debt agreements shares | shares		0	285,728	63,236	126,324
Revenue		$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		7 years		7 years